Certain Transactions (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Related Party [Line Items]
Raw Materials and Supplies	$ 183,674	$ 160,540
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 1,000	$ 800	$ 1,100